Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents		$ 1,341	$ 3,942
Crypto assets		214,993	401,963
Prepaid expenses		489
Current assets of discontinued operations			460,779
Total Current Assets		216,823	866,684
Total Assets		216,823	866,684
Current Liabilities
Current liabilities of discontinued operations			709,102
Total Current Liabilities		16	709,198
Total Liabilities		16	709,198
Commitments and Contingencies
Shareholders’ Equity
Treasury shares (2 ordinary shares as of June 30, 2026 and December 31, 2025）		(500)	(500)
Additional paid-in capital		1,215,800	515,833
Share subscription receivable		(700,000)
Statutory reserve			6,656
Accumulated deficits		(298,528)	(370,995)
Accumulated other comprehensive loss			(30)
Total Digital Currency X Technology Inc. Shareholders’ Equity		216,807	150,966
Non-controlling interests			6,520
Total Equity		216,807	157,486
Total Liabilities and Shareholders’ Equity		216,823	866,684
Common Class A [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	35	2
Common Class B [Member]
Shareholders’ Equity
Ordinary shares, value	[1]
Nonrelated Party [Member]
Current Liabilities
Accruals and other current liabilities		16	14
Related Party [Member]
Current Liabilities
Accruals and other current liabilities			$ 82

[1]	Retrospectively restated for the effect of the Share Consolidation